Payments, by Government - UNITED STATES - 12 months ended Dec. 31, 2025 - CAD ($)	Fees	Total Payments
State of Utah
Total	$ 653,272	$ 653,272
Government of United States of America, Bureau of Land Management
Total	459,425	459,425
Government of United States of America, Department of Energy
Total	$ 531,583	$ 531,583